Income taxes - Schedule of Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income tax expense	$ 32,446	$ 12,791	$ 74,868	$ 12,468